CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME (Parenthetical) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of Comprehensive Income [Abstract]
Tax Effect Of Unrealized Gain On Available For Sale Investments	¥ 0	¥ 0	¥ 0
Tax effect of transfer to statements of operations of realized gains on available-for-sale investments	¥ 0	¥ 0	¥ 0